PENSION PLAN - Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 19	$ 15
Interest on obligation	9	8
Interest on plan assets	(8)	(8)
Pension plan expense	20	15
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	10	7
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 10	$ 8